RELATED PARTIES - Income/Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of transactions between related parties [line items]
Commercial property revenue	$ 1,386	$ 1,130	$ 2,860	$ 2,227
Participating loan interests (including fair value gains, net)	4	7	7	13
Interest expense on debt obligations	710	537	1,456	1,057
General and administrative expense	219	183	442	352
Affiliated entities
Disclosure of transactions between related parties [line items]
Commercial property revenue	7	5	13	10
Management fee income	8	1	16	3
Participating loan interests (including fair value gains, net)	39	14	48	32
Interest expense on debt obligations	13	12	29	20
Interest on capital securities held by Brookfield Asset Management	1	19	8	38
General and administrative expense	37	46	87	96
Construction costs	$ 60	$ 136	$ 262	$ 225